RELATED PARTY TRANSACTIONS (Details Narrative) ¥ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Related Party Transaction [Line Items]
Profit sharing expenses			$ 2,165,157		$ 2,931,960	$ 5,262,842
Wuhan Huiyu [Member]
Related Party Transaction [Line Items]
Related party transaction description		The exclusive agency term is eight years from the date of launching the game.
Profit sharing expenses			259,813		320,386	450,761
Wuhan Huiyu [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related party transaction rate		15.00%
Wuhan Huiyu [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related party transaction rate		18.00%
Shanghai Dongying [Member]
Related Party Transaction [Line Items]
Related party transaction rate		25.00%
Profit sharing expenses			1,845,533		2,528,147	2,860,905
Mobile Motion [Member]
Related Party Transaction [Line Items]
Related party transaction description	The exclusive agency term is eight years from the date of launching the game
Profit sharing expenses			59,811		83,427	1,951,176
Royalty fee			300,000	¥ 1.9
Amortization of royalty fees			34,683		33,616	33,567
Customized design fees			$ 25,128		$ 49,811	$ 1,917,609